Description of Business and Basis of Presentation	3 Months Ended
Mar. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business and Basis of Presentation
Description of Business and Basis of Presentation
Description of Business
Dominion Midstream is a Delaware limited partnership formed on March 11, 2014 by Dominion MLP Holding Company, LLC and Dominion Midstream GP, LLC, both indirect wholly-owned subsidiaries of Dominion, to grow a portfolio of natural gas terminaling, processing, storage, transportation and related assets. On October 20, 2014, Dominion Midstream completed the Offering of 20,125,000 common units (including 2,625,000 common units issued pursuant to the exercise of the underwriters' over-allotment option) representing limited partner interests. A registration statement on Form S-1, as amended through the time of its effectiveness, was filed by Dominion Midstream with the SEC and was declared effective on October 10, 2014.

Dominion Midstream acquired from Dominion the Preferred Equity Interest and non-economic general partner interest in Cove Point, the owner and operator of the Cove Point LNG Facility and the Cove Point Pipeline. The Preferred Equity Interest is a perpetual, non-convertible preferred equity interest entitled to Preferred Return Distributions so long as Cove Point has sufficient cash and undistributed Net Operating Income (determined on a cumulative basis from the closing of the Offering) from which to make Preferred Return Distributions. Preferred Return Distributions are made on a quarterly basis and are not cumulative. The Preferred Equity Interest is also entitled to the Additional Return Distributions.

On April 1, 2015, Dominion Midstream acquired from Dominion all issued and outstanding membership interests in DCG as described further in Note 2. DCG owns and operates nearly 1,500 miles of FERC-regulated open access, transportation-only interstate natural gas pipeline in South Carolina and southeastern Georgia.

Basis of Presentation
The contribution by Dominion to Dominion Midstream of the general partner interest in Cove Point and a portion of the Preferred Equity Interest is considered to be a reorganization of entities under common control. As a result, Dominion Midstream’s basis is equal to Dominion’s cost basis in the general partner interest in Cove Point and a portion of the Preferred Equity Interest. Dominion Midstream owns the general partner interest and controls Cove Point and therefore consolidates Cove Point. As such, Dominion Midstream’s investment in the Preferred Equity Interest and Cove Point's preferred equity interest are eliminated in consolidation. Dominion's retained common equity interest in Cove Point is reflected as noncontrolling interest.

The DCG Acquisition is considered to be a reorganization of entities under common control. As a result, Dominion Midstream's basis in DCG is equal to Dominion's cost basis in the assets and liabilities of DCG. On April 1, 2015, DCG became a wholly-owned subsidiary of Dominion Midstream and is therefore consolidated by Dominion Midstream. The accompanying financial statements and related notes have been retrospectively adjusted to include the historical results and financial position of DCG beginning January 31, 2015, the inception date of common control.

For the period prior to the closing of the Offering on October 20, 2014, the financial statements included in this Quarterly Report on Form 10-Q were derived from the financial statements and accounting records of Cove Point as our predecessor for accounting purposes. The financial statements were prepared using Dominion's historical basis in the assets and liabilities of Cove Point and include all revenues, costs, assets and liabilities attributed to Cove Point. For the period subsequent to the closing of the Offering, the Consolidated Financial Statements represent the consolidated results of operations, financial position and cash flows of Dominion Midstream.

The financial statements for all periods presented include costs for certain general, administrative and corporate expenses assigned by DRS or Dominion Payroll to Dominion Midstream and Cove Point on the basis of direct and allocated methods in accordance with Dominion Midstream's services agreements with DRS and Dominion Payroll and Cove Point's services agreement with DRS. Where costs incurred cannot be determined by specific identification, the costs are allocated based on the proportional level of effort devoted by DRS or Dominion Payroll resources that is attributable to the entities, determined by reference to number of employees, salaries and wages and other similar measures for the relevant DRS department or Dominion Payroll. Management believes the assumptions and methodologies underlying the allocation of general corporate overhead expenses are reasonable. Nevertheless, the Consolidated Financial Statements prior to the Offering may not include all of the actual expenses that would have been incurred had we been a stand-alone publicly traded partnership during the periods presented, and may not reflect our actual results of operations, financial position and cash flows had we been a stand-alone publicly traded partnership during the periods prior to the Offering.